PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	214,992	30,752	4,331
Amounts due from subsidiaries	12,534,774	13,043,055	1,837,076
Prepaid expenses and other current assets	6,910	2,778	391
Total current assets	12,756,676	13,076,585	1,841,798

Non-current assets:
Investments in subsidiaries and VIE	(5,736,325)	(2,926,400)	(412,175)
Other non-current assets	—	—	—
Total non-current assets	(5,736,325)	(2,926,400)	(412,175)

Total assets	7,020,351	10,150,185	1,429,623

LIABILITIES AND SHAREHOLDERS’ DEFICITS
Current liabilities:
Amounts due to subsidiaries	247,743	309,318	43,567
Accrued expenses and other current liabilities	111,525	10,108	1,425
Convertible senior notes	—	—	—
Payable for equity litigants settlement	33,796	116,314	16,382
Total current liabilities	393,064	435,740	61,374
Total liabilities	393,064	435,740	61,374

	As of December 31,
	2022	2023
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2022 and 2023, respectively; 307,692,307 and 307,692,307 issued and outstanding as of December 31,2022 and 2023, respectively)	1,578,040	1,578,040	222,262
Total Mezzanine equity	1,578,040	1,578,040	222,262

Shareholders’ equity:
Class A ordinary shares (US$0.000002 par value;19,692,307,693 and 19,692,307,693 shares authorized as of December 31, 2022 and 2023, respectively, 2,079,801,956 and 2,093,280,340 issued and outstanding as of December 31, 2022 and 2023, respectively)	23	23	3
Class B ordinary shares (US$0.000002 par value; 5,000,000,000 and 5,000,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 144,778,552 and 144,778,552 issued and outstanding as of December 31, 2022 and 2023, respectively)	2	2	0
Additional paid-in capital	16,073,063	16,445,195	2,316,257
Accumulated deficit	(11,421,145)	(8,705,759)	(1,226,181)
Accumulated other comprehensive income	397,304	396,944	55,908
Total shareholders’ equity	5,049,247	8,136,405	1,145,987

Total liabilities and shareholders’ equity	7,020,351	10,150,185	1,429,623

Schedule of condensed statements of comprehensive (loss)/ income

	For the year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$

General and administrative expenses	(85,567)	(39,773)	(46,722)	(6,581)
Sales and marketing expenses	—	—	(566)	(80)
Losses and expenses related to Fabricated Transactions and restructuring	(246,410)	(69,233)	32,422	4,567
Foreign exchange loss	(138)	(8,817)	3,320	468
Fair value changes of derivative asset bifurcated from Series B Senior Secured Notes	—	(6,381)	—	—
Share of (losses)/income from subsidiaries and VIE	(40,522)	791,186	2,949,195	415,385
Gain from extinguishment of Series B Senior Secured Notes	—	124,139	—	—
Interest income	296	576	2,476	349
Other (expense)/income	(4,784)	—	—	—
Interest and financing expenses	(35,490)	(23,484)	—	—
Provision for SEC settlement	1,146,474	—	—	—
Provision for equity litigants settlement	(155,314)	(279,967)	(92,192)	(12,985)
Net income before income taxes	578,545	488,246	2,847,933	401,123
Net income	578,545	488,246	2,847,933	401,123
Net income attributable to the Company’s ordinary shareholders	578,545	488,246	2,847,933	401,123

Net income	578,545	488,246	2,847,933	401,123
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation difference, net of tax of nil	102,802	(69,552)	(360)	(51)
Total comprehensive income	681,347	418,694	2,847,573	401,072

Schedule of condensed statements of cash flows

	For the year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	1,383,630	(587,039)	(184,240)	(25,950)
Net cash (used in)/provided by investing activities	—	—	—	—
Net cash provided by/(used in) financing activities	1,514,660	(2,276,260)	—	—
Net (decrease)/increase in cash and cash equivalents	2,898,290	(2,863,299)	(184,240)	(25,950)
Cash and cash equivalents at beginning of the years	180,001	3,078,291	214,992	30,281
Cash and cash equivalents at end of the years	3,078,291	214,992	30,752	4,331